Provisions (Tables)	6 Months Ended
Jun. 30, 2025
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Details of Provisions

	As of January 1, 2025	Additions	Amounts used during the period	Reversals	OCI	As of June 30, 2025
	$ in thousands
Retirement indemnities	1,115	73	-	-	115	1,303
Employee litigation and severance	180	104	(68)	(35)	23	204
Commercial litigation	553	-	-	-	71	624
Provision for tax litigation	-	-	-	-	-	-
Other provision for charges	95	-	(56)	-	8	47
Total	1,942	178	(124)	(35)	217	2,179
Non-current provisions	1,115	73	-	-	115	1,303
Current provisions	828	104	(124)	(35)	102	875